Note 6 - Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property and equipment, gross	$ 72,738	$ 64,406
Less accumulated depreciation and amortization	(23,760)	(21,872)
Property and equipment, net	48,978	42,534
Land and Land Improvements [Member]
Property and equipment, gross	14,823	14,231
Building and Building Improvements [Member]
Property and equipment, gross	44,596	36,185
Machinery and Equipment [Member]
Property and equipment, gross	5,005	4,508
Vehicles [Member]
Property and equipment, gross	499	455
Office Equipment [Member]
Property and equipment, gross	7,234	6,458
Construction in Progress [Member]
Property and equipment, gross	$ 581	$ 2,569